Revenue	6 Months Ended
Sep. 30, 2022
Revenue [Abstract]
REVENUE
13.	REVENUE

	For the six months ended September 30,
	2022	2021
	US$	US$
Supply chain management platform service fee	432,263	1,230,919
Fair value change of proprietary trading digital assets	3,938,870	-
Total revenue	4,371,133	1,230,919